Property, plant and equipment - Assets and projects under constructions (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, plant and equipment
Property, plant and equipment		$ 1,968,451	$ 1,996,514	$ 1,978,462
Assets and projects under construction, PPE
Property, plant and equipment
Property, plant and equipment		349,069	235,501	$ 219,254
Expansion and modernization projects
Property, plant and equipment
Property, plant and equipment		174,634	64,043
Sustaining projects
Property, plant and equipment
Property, plant and equipment		90,604	78,860
Health, safety and environment projects
Property, plant and equipment
Property, plant and equipment		63,406	73,611
Information technology projects
Property, plant and equipment
Property, plant and equipment		12,970	7,397
Other projects under construction
Property, plant and equipment
Property, plant and equipment		$ 7,456	$ 11,590
Aripuana project
Property, plant and equipment
Percentage of interest in project		70.00%
Aripuana project | Forecast
Property, plant and equipment
Property, plant and equipment	$ 392,000